Summary of Significant Accounting Policies (Details) - Schedule of Changes in Equity Investments - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Changes in Equity Investments [Abstract]
Balance	$ 22,711,221
Purchase of equity investments		22,711,211
Unrealized gains
Balance	$ 22,711,221	$ 22,711,221